Loss per ordinary share	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share
27.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

Basis loss per ordinary share

	2024	2023
	Restated
	USD	USD

Loss attributable to owners of the Company (USD)	(2,304,026)	(729,159)

Weighted average number of ordinary shares (units)	47,858,162	45,942,504

Basic and diluted loss per ordinary share (USD)	(0.05)	(0.02)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share
27.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

Basis loss per ordinary share

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Loss attributable to owners of the Company (USD)	(1,170,942)	(853,405)

Weighted average number of ordinary shares (units)	58,041,998	46,698,702

Basic and diluted loss per ordinary share (USD)	(0.02)	(0.018)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share

15. EARNINGS AND HEADLINE EARNINGS PER SHARE

Earnings per share is based on the weighted average number of ordinary shares in issue.

Basic and Headline Earnings
Earnings/(loss) for the period	455,435	(552,004)
Adjustments	-	-
Headline Earnings/(loss) for the period	455,435	(552,004)

Weighted average number of shares in issue	89,932,750	100,000,000

Per share information
Earnings/ (loss) per share (cents)	0.51	(0.55)
Headline Earnings/ (loss) per share (cents)	0.51	(0.55)

Headline earnings per share (HEPS) is calculated using the weighted average number of ordinary shares in issue during the period and is based on the earnings attributable to ordinary shareholders, after excluding those items as required by Circular 01/2023 issued by the South African Institute of Chartered Accountants (SAICA).

The Company has no dilutive instruments in issue.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS